STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of fair value assumptions
	2015	2014	2013

Expected dividend yield	0%	0%	N/A
Risk-free interest rate	1.51%	1.74%	N/A
Expected volatility	111%	68%	N/A
Expected option life (in years)	4.94	5.00	N/A

Schedule of continuity of the company's stock options

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)

Outstanding, December 31, 2013	2,460,000	$0.26	1.86

Granted	600,000	$0.20
Expired	(510,000)	$0.36

Outstanding, December 31, 2014	2,550,000	$0.22	1.75

Granted	1,300,000	$0.20
Expired	(1,950,000)	$0.23
Outstanding, December 31, 2015	1,900,000	$0.20	4.20

Exercisable, December 31, 2015	1,000,000	$0.20	4.09

Schedule of non-vested options and changes

	Number of Options	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2013	75,000	$0.001

Granted	600,000	$0.11
Vested	(275,000)	$0.08

Non-vested at December 31, 2014	400,000	$0.11
Granted	1,300,000	$0.16
Vested	(800,000)	$0.15

Non-vested at December 31, 2015	900,000	$0.15

Schedule of stock options
Number of Options	Exercise Price	Expiry Date
600,000	$0.20	April 30, 2019
300,000	$0.20	July 31, 2020
1,000,000	$0.20	September 4, 2020
1,900,000